Restricted Cash	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH
As of December 31, 2018, the Group held restricted cash of RMB29,550 in designated bank accounts for issuance of bank acceptance notes.